UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                      (Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   6/30

Date of reporting period:   9/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

IMS Capital Value Fund
Schedule of Investments
September 30, 2012
(Unaudited)

Common Stocks - 91.22%	Shares	Fair Value

Consumer Discretionary - 25.71%
DISH Network Corp. - Class A (a)	25,200	$771,372
Dollar Tree, Inc. (a)	20,400	984,810
Domino's Pizza, Inc. (a)	22,200	836,940
D.R. Horton, Inc.	49,100	1,013,424
H&R Block, Inc.	54,100	937,553
Hasbro, Inc.	22,000	839,740
Home Depot, Inc. / The	11,000	664,070
Lennar Corp. - Class A	22,900	796,233
McDonald's Corp.	6,600	605,550
Newell Rubbermaid, Inc.	54,800	1,046,132
Service Corporation International	65,700	884,322
Starbucks Corp.	12,700	644,525
		10,024,671

Consumer Staples - 5.09%
Clorox Co. / The	10,700	770,935
Dr. Pepper Snapple Group, Inc.	14,200	632,326
Kimberly-Clark Corp.	6,800	583,304
		1,986,565

Energy - 10.78%
ConocoPhillips	10,800	617,544
Devon Energy Corp.	9,500	574,750
Diamond Offshore Drilling, Inc.	11,600	763,396
Helmerich & Payne, Inc.	17,600	837,936
Marathon Oil Corp.	22,600	668,282
Ultra Petroleum Corp. (a)	33,700	740,726
		4,202,634

Financials - 13.21%
Federated Investors, Inc.	30,400	628,976
First American Financial Corp.	45,800	992,486
JPMorgan Chase & Co.	17,100	692,208
KeyCorp	105,600	922,944
TD Ameritrade Holding Corp.	46,300	711,631
US Bancorp	17,600	603,680
Wells Fargo & Co.	17,400	600,822
		5,152,747

Health Care - 6.53%
Cardinal Health, Inc.	14,100	549,477
Johnson & Johnson	8,400	578,844
Patterson Companies, Inc.	19,600	671,104
WellPoint, Inc.	12,900	748,329
		2,547,754

Industrials - 8.78%
Caterpillar, Inc.	8,100	696,924
Cummins, Inc.	6,900	636,249
Republic Services, Inc.	26,200	720,762
Southwest Airlines Co.	92,000	806,840
Waste Management, Inc.	17,500	561,400
		3,422,175

See accompanying notes which are an integral part of these financial statements.

IMS Capital Value Fund
Schedule of Investments - continued
September 30, 2012
(Unaudited)

Common Stocks - 91.22% - continued	Shares	Fair Value

Information Technology - 6.02%
Intel Corp.	24,200	$548,856
Lam Research Corp. (a)	16,900	537,166
Microchip Technology, Inc.	18,800	615,512
Paychex, Inc.	19,400	645,826
		2,347,360

Materials - 7.19%
Alcoa, Inc.	80,500	712,425
EI du Pont de Nemours & Co.	12,200	613,294
PPG Industries, Inc.	5,300	608,652
Scotts Miracle-Gro Co. / The	20,000	869,400
		2,803,771

Telecommunication Services - 1.57%
Verizon Communications, Inc.	13,400	610,638

Utilities - 6.34%
Alliant Energy Corp.	17,700	768,003
FirstEnergy Corp.	16,000	705,600
TECO Energy, Inc.	56,400	1,000,536
		2,474,139

TOTAL COMMON STOCKS (Cost $33,458,125)		35,572,454

Real Estate Investment Trusts - 2.31%

Weyerhaeuser Co.	34,500	901,830

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $710,860)		901,830

Money Market Securities - 2.29%

Federated Prime Obligations Fund - Institutional Shares, 0.15% (b)	894,024	894,024

TOTAL MONEY MARKET SECURITIES (Cost $894,024)		894,024

TOTAL INVESTMENTS (Cost $35,063,009) - 95.82%		$37,368,308

Other assets in excess of liabilities - 4.18%		1,627,818

TOTAL NET ASSETS - 100.00%		$38,996,126

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the yield at September 30, 2012.

Tax Related
Gross unrealized appreciation		$2,971,610
Gross unrealized depreciation		(785,788)
Net unrealized appreciation (depreciation)		$2,185,822

Aggregate cost of securities for income tax purposes		$35,182,486

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments
September 30, 2012
(Unaudited)

Common Stocks - 11.18%	Shares	Fair Value

Consumer Discretionary - 0.00%
Bally Total Fitness Holding Corp. (a) (b) (c) (d)	459	$0

Consumer Staples - 0.00%
Eurofresh Holding Company, Inc. (a) (b) (c) (d)	14,706	0

Financials - 2.69%
PennantPark Investment Corp.	41,000	435,010
Toronto-Dominion Bank / The	6,000	500,040
		935,050

Health Care - 2.85%
Abbott Laboratories	7,200	493,632
Bristol-Myers Squibb Co.	14,800	499,500
		993,132

Industrials - 1.45%
Republic Services, Inc.	18,300	503,433

Telecommunication Services - 2.78%
Verizon Communications, Inc.	10,900	496,713
Windstream Corp.	46,400	469,104
		965,817

TOTAL COMMON STOCKS (Cost $3,588,929)		3,397,432

Real Estate Investment Trusts - 4.25%

Annaly Capital Management, Inc.	29,800	501,832
Capstead Mortgage Corp.	36,400	491,036
Senior Housing Properties Trust	22,300	485,694

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,573,160)		1,478,562

Preferred Securities - 5.14%

Eurofresh Holding Company, Inc. - Series A, 10.000% (a) (b) (c) (d)	147	22,050
GMX Resources, Inc. - Series B, 9.250%	49,250	585,090
Hilton Hotels Corp. - 8.000%	16,820	409,463
US Bancorp - Series G, 6.000%	27,500	769,450

TOTAL PREFERRED SECURITIES (Cost $4,670,005)		1,786,053

Warrants - 0.00%

Bally Total Fitness Holding Corp., expires 09/01/2014 (a) (b) (c) (d)	1,106	0

TOTAL WARRANTS (Cost $0)		0

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments - continued
September 30, 2012
(Unaudited)

	Principal
Corporate Bonds - 48.30%	Amount	Fair Value

AGY Holding Corp., 11.000%, 11/15/2014	$850,000	$427,125
Alcatel-Lucent USA, Inc., 6.450%, 03/15/2029	850,000	561,000
American Casino and Entertainment Properties, LLC, 11.000%, 06/15/2014	545,000	569,525
Bank of America Corp., 9.000%, 04/16/2027 (e)	650,000	652,470
Beazer Homes USA, 6.875%, 07/15/2015	400,000	404,000
Bridgemill Finance, LLC, 8.000%, 07/15/2017 (b) (d) (f)	1,200,000	768,000
Chrysler Group, 8.000%, 06/15/2019	500,000	532,500
Chukchansi Economic Development Authority, 9.750%, 05/30/2020 (f)	1,235,000	815,100
CKE Restaurants, Inc., 11.375%, 07/15/2018	242,000	281,930
Cloud Peak Energy Resources LLC, 8.250%, 12/15/2017	500,000	546,250
Edison Mission Energy, 7.750%, 06/15/2016	600,000	315,000
Edison Mission Energy, 7.000%, 05/15/2017	1,000,000	522,500
Gentiva Health Services, 11.500%, 09/01/2018	1,000,000	948,750
International Lease Finance Corp., 7.125%, 09/01/2018 (f)	450,000	526,500
Marina District Finance, 9.500%, 10/15/2015	775,000	785,656
Molycorp, Inc., 10.000%, 06/01/2020 (f)	400,000	398,000
Morgan Stanley, 8.000%, 07/29/2022 (e)	500,000	530,000
Morgan Stanley, 11.000%, 03/25/2031 (e)	600,000	589,182
Morgan Stanley, 9.000%, 06/30/2031 (e)	900,000	877,500
NG Pipe Company LLC, 7.119%, 12/15/2017 (f)	350,000	373,625
NII Capital Corp., 7.625%, 04/01/2021	1,100,000	880,000
O&G Leasing, LLC, 10.500%, 09/15/2013 (a) (b) (d) (f) (g)	1,530,000	1,116,900
Pitney Bowes, Inc., 6.250%, 03/15/2019	500,000	551,087
Plaza Orlando Condo Association, Inc., 5.500%, 05/15/2031 (a) (b) (d) (f) (g)	252,000	136,080
Reddy Ice Corp., 11.250%, 03/15/2015	900,000	910,125
Rotech Healthcare, Inc., 10.500%, 03/15/2018	1,000,000	580,000
Thornton Drilling Co., 5.000%, 06/15/2018 (a) (b) (d) (f)	773,141	633,975
Zions Bancorp, 4.000%, 06/20/2016	550,000	565,524

TOTAL CORPORATE BONDS (Cost $19,244,044)		16,798,304

Reverse Convertible Bonds - 2.80%

Barclays Bank, PLC, 10.000%, 11/09/2012	500,000	468,700
Barclays Bank, PLC, 11.000%, 11/26/2012	500,000	506,450

TOTAL REVERSE CONVERTIBLE BONDS (Cost $1,000,000)		975,150

Municipal Bonds - 2.68%

Industry Urban Development Agency, 5.300%, 05/01/2015	400,000	402,256
Peralta California Community College District, 7.309%, 08/01/2031	460,000	530,394

TOTAL MUNICIPAL BONDS (Cost $922,330)		932,650

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments - continued
September 30, 2012
(Unaudited)

Foreign Bonds Denominated in US Dollars - 23.85%	Principal Amount	Fair Value
Cash Store Financial Services, 11.500%, 01/31/2017 (f)	$550,000	$567,412
Ceagro Agricola, Ltd. 10.750%, 05/16/2016 (f)	800,000	771,776
China Lumena New Materials Corp., 12.000%, 10/27/2014 (f)	850,000	765,000
Credit Agricole SA, 8.375%, call date 10/13/2019 (e) (f) (h)	1,200,000	1,173,000
Grupo Posadas SAB de CV, 9.250%, 01/15/2015 (f)	740,000	754,800
Maxcom Telecommunicaciones SAB de CV, Series B, 11.000%, 12/15/2014	790,000	481,900
Newland International Properties Corp., 9.500%, 11/15/2014 (a) (f) (g)	700,000	371,000
Petroleos de Venezuela SA, Series 2014, 4.900%, 10/28/2014	900,000	814,950
Provincia de Buenos Aires, 9.625%, 04/18/2028 (f)	1,000,000	720,000
Telefonica Emisiones SAU, 4.949%, 01/15/2015	500,000	513,125
Telefonos de Mexico SAB, 8.750%, 01/31/2016 (i)	8,000,000	675,161
UPM-Kymmene Oyj Corp., 7.450%, 11/26/2027 (f)	700,000	686,000

TOTAL FOREIGN BONDS DENOMINATED
IN US DOLLARS (Cost $8,828,148)		8,294,124

Money Market Securities - 4.04%	Shares	Fair Value

Federated Prime Obligations Fund - Institutional Shares, 0.15% (e)	1,403,950	1,403,950

TOTAL MONEY MARKET SECURITIES (Cost $1,403,950)		1,403,950

TOTAL INVESTMENTS (Cost $41,230,566) - 100.83%		$35,066,225

Liabilities in excess of other assets - (0.83)%		(289,357)

TOTAL NET ASSETS - 100.00%		$34,776,868

(a) Non-income producing.
(b) This security is currently valued by the Advisor, according to fair value procedures approved by the Trust.
(c) Security received as part of a bankruptcy. Security is currently unregistered and restricted from sale.
(d) Security is illiquid at September 30, 2012, at which time the aggregate value of illiquid securities is $2,677,005 or 7.70%
of net assets.
(e) Variable rate security; the rate shown represents the yield at September 30, 2012.
(f) Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g) Issue is in default.
(h) Perpetual Bond - the bond has no maturity date.
(i) Security initially issued in Mexican Pesos and converted at time of acquisition to US Dollars.

Tax Related
Gross unrealized appreciation		$856,206
Gross unrealized depreciation		(7,034,172)
Net unrealized appreciation (depreciation)		$(6,177,966)

Aggregate cost of securities for income tax purposes		$41,244,191

See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund
Schedule of Investments
September 30, 2012
(Unaudited)

Common Stocks - 95.99%	Shares	Fair Value

Consumer Discretionary - 8.01%
American Greetings Corp. - Class A	10,510	$176,568
Asia Entertainment & Resources, Ltd.	57,400	172,200
Collectors Universe, Inc.	11,900	166,957
Hasbro, Inc.	4,500	171,765
		687,490

Consumer Staples - 5.34%
British American Tobacco PLC (a)	2,100	215,544
Philip Morris International, Inc.	2,700	242,838
		458,382

Energy - 8.81%
ConocoPhillips	3,150	180,117
Marathon Oil Corp.	6,255	184,960
Royal Dutch Shell PLC (a)	2,400	166,584
Total SA (a)	3,057	153,156
YPF Sociedad Anonima (a)	5,525	71,825
		756,642

Financials - 9.30%
BGC Partners, Inc.	29,500	144,550
Federated Investors, Inc. - Class B	10,617	219,666
Fidelity National Financial, Inc. - Class A	12,300	263,097
Wells Fargo & Co.	4,950	170,923
		798,236

Health Care - 7.44%
Johnson & Johnson	2,480	170,897
National Healthcare Corp.	5,200	248,248
Sanofi (a)	5,100	219,606
		638,751

Industrials - 15.58%
Diana Containerships, Inc.	33,800	189,618
Healthcare Services Group, Inc.	11,300	258,431
Intersections, Inc.	9,750	102,765
Koninklijke Philips Electronics N.V. (b)	8,585	201,318
Siemens AG (a)	1,925	192,789
US Ecology, Inc.	10,250	221,195
Waste Management, Inc.	5,350	171,628
		1,337,744

Information Technology - 19.21%
Analog Devices, Inc.	4,150	162,638
Ituran Location and Control Ltd.	18,400	214,544
Lexmark International, Inc. - Class A	7,735	172,104
Linear Technology Corp.	5,387	171,576
Maxim Integrated Products, Inc.	6,700	178,354
Microchip Technology, Inc.	4,900	160,426
SAIC, Inc.	18,000	216,720
STMicroelectronics N.V. (b)	38,190	206,226
Telecom Corporation of New Zealand Ltd. (a)	17,173	166,921
		1,649,509

See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund
Schedule of Investments - continued
September 30, 2012
(Unaudited)

Common Stocks - 95.99% - continued	Shares	Fair Value

Materials - 13.57%
Newmont Mining Corp.	2,900	$162,429
PPG Industries, Inc.	1,900	218,196
Quaker Chemical Corp.	4,500	210,015
RPM International, Inc.	7,595	216,761
Sealed Air Corp.	12,130	187,530
Southern Copper Corp.	4,952	170,151
		1,165,082

Telecommunication Services - 6.63%
China Mobile Limited (a)	3,800	210,368
Chorus Ltd. (a)	1	8
Rogers Communications, Inc. - Class B	4,600	185,840
Vodafone Group PLC (a)	6,062	172,737
		568,953

Utilities - 2.10%
Entergy Corp.	2,600	180,180

TOTAL COMMON STOCKS (Cost $8,079,194)		8,240,969

Money Market Securities - 3.87%

Federated Prime Obligations Fund - Institutional Shares, 0.15% (c)	331,967	331,967

TOTAL MONEY MARKET SECURITIES (Cost $331,967)		331,967

TOTAL INVESTMENTS - LONG - (Cost $8,411,161) - 99.86%		$8,572,936

TOTAL WRITTEN OPTIONS - (Premiums Received $12,400) - (0.01)%		$(1,060)

Other assets in excess of liabilities - 0.15%		12,810

TOTAL NET ASSETS - 100.00%		$8,584,686

All securities held are pledged as collateral for the Fund's line of credit.
(a) American Depositary Receipt.
(b) New York Registry.
(c) Variable rate security; the rate shown represents the yield at September 30, 2012.

Tax Related (including written options)
Gross unrealized appreciation		$861,180
Gross unrealized depreciation		(738,543)
Net unrealized appreciation (depreciation)		$122,637

Aggregate cost of securities for income tax purposes		$8,449,239

See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund
Schedule of Written Options
September 30, 2012
(Unaudited)

Written Call Options - (0.01)%	Outstanding Contracts	Fair Value

Industrials - (0.01)%
Waste Management, Inc. / January 2013 / Strike $35.00 (a)	(53)	$(1,060)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $12,400) - (0.01)%		$(1,060)

(a) The call contract has a multiplier of 100 shares.

See accompanying notes which are an integral part of these financial statements.

IMS Funds
Related Notes to the Schedule of Investments
September 30, 2012
(Unaudited)

Security Transactions and Related Income - Each Fund follows industry practice and records security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITS) and distributions from limited partnerships is recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available.  Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. For bonds that miss a scheduled interest payment, after the grace period, all interest accrued on the bond is written off and no additional interest will be accrued. However, for illiquid bonds or those bonds fair valued by the Advisor, if the Advisor’s research indicates a high recovery rate in restructuring, and the Fund expects to hold the bond until the issue is restructured, past due interest may not be written off in its entirety. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Purchasing Options - Each Fund may purchase and sell put and call options involving individual securities and market indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. Options are traded on organized exchanges and in the over-the-counter market.

The purchase of options involves certain risks. The purchase of options typically will limit a Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly.

Writing Options – Each Fund may write (sell) covered call options on common stocks in the Fund’s portfolio. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. A Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. The Funds will only engage in exchange-traded options transactions.

Each Fund may write (sell) put options, including “out of the money” put options. When a Fund writes (sells) put options, the Fund receives the option premium, but will lose money if a decrease in the value of the security or index causes the Fund’s costs to cover its obligations upon exercise to increase to a level that is higher than the option premium the Fund received. Each Fund will sell a put option only if the obligation taken on by the sale of the put is “covered,” either 1) by maintaining a cash reserve or an investment in a money market fund equal to the amount necessary to purchase the underlying security if exercised, 2) by owning another put option with the same or a later expiration date and the same or a higher strike price, or 3) by owning another put option with the same or a later expiration date and a lower strike price in addition to cash equal to the difference between the strike price of the sold put and the strike price of the purchased put.

IMS Funds
Related Notes to the Schedule of Investments - continued
September 30, 2012
 (Unaudited)

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. U.S. Generally Accepted Accounting Principles (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, real estate investment trusts, warrants, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities. The Advisor has used inputs such as the financial condition of underlying issuers, anticipated restructuring settlements, and expected liquidation proceeds in determining the fair value of such Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, municipal bonds, reverse convertible bonds, and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics

IMS Funds
Related Notes to the Schedule of Investments - continued
September 30, 2012
 (Unaudited)

to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities

The Advisor has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, multiples of earnings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The Pricing Committee of the Board is charged with monitoring the fair valuation policies of the Trust. Huntington Asset Services, Inc. (the Trust’s service provider) has established the Valuation Review Committee (“VRC”) to assist in monitoring all securities that are manually priced. After deciding that a security should be priced using unobservable inputs, the Advisor is required to complete a worksheet that indicates a) the reason for pricing the security using unobservable inputs and b) the fair valuation methods and justification for using them. The VRC will analyze the Advisor’s reasons for using unobservable inputs and also analyze the methods used for reasonableness. The VRC generally meets on a weekly basis to review any new manually priced securities as well as to confirm that existing fair valuation methods continue to be valid and reasonable. On a quarterly basis, the Pricing Committee of the Board reviews reports of securities that were manually priced during the quarter and the Advisor’s fair valuation worksheets. Based on its review, the Pricing Committee determines whether to ratify fair value pricing methodologies.

IMS Funds
Related Notes to the Schedule of Investments - continued
September 30, 2012
 (Unaudited)

The following is a summary of the inputs used to value the Value Fund’s investments as of September 30, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$35,572,454	$-	$-	$35,572,454

Real Estate Investment Trusts	901,830	-	-	901,830

Money Market Securities	894,024	-	-	894,024

Total	$37,368,308	$-	$-	$37,368,308
*See the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund did not hold any derivative instruments during the reporting period.  During the period ended September 30, 2012, there were no transfers between levels.  The Value Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Income Fund’s investments as of September 30, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$3,397,432	$-	$-	$3,397,432

Real Estate Investment Trusts	1,478,562	-	-	1,478,562

Preferred Securities	1,764,003	-	22,050	1,786,053

Warrants**	-	-	-	-

Corporate Bonds	-	14,143,349	2,654,955	16,798,304

Reverse Convertible Bonds	-	975,150	-	975,150

U.S. Municipal Bonds	-	932,650	-	932,650

Foreign Bonds	-	8,294,124	-	8,294,124

Money Market Securities	1,403,950	-	-	1,403,950

Total	$8,043,947	$24,345,273	$2,677,005	$35,066,225

*Refer to the Schedule of Investments for industry classifications.
**The warrants held by the Fund are valued at $0, using Level 3 inputs, by the Advisor in conformity with guidelines adopted by and subject to review by the Board.

IMS Funds
Related Notes to the Schedule of Investments - continued
September 30, 2012
 (Unaudited)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2012	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2012
Common Stocks	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Preferred Securities	22,050	-	-	-	-	-	-	-	22,050
Corporate Bonds	2,668,240	-	-	(13,285)	-	-	-	-	2,654,955
Total	$ 2,690,290	$ -	$ -	$ (13,285)	$ -	$ -	$ -	$ -	$ 2,677,005

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of June 30, 2012:

Quantitative information about Level 3 fair value measurements

	Fair value at
	9/30/2012	Valuation technique(s)	Unobservable input	Range

Common Stock	$-	Market comparable companies	EBITDA multiple	7.9

Warrants	$-	Market based	out of money option on worthless stock	-

Preferred Securities	$22,050	Market comparable companies	EBITDA multiple	7.9

Corporate bonds	$2,654,955	Discounted market	discounted for time since last trade	9%
		Discounted cash flow	discount rate	11.1% - 14.4%	(13.9%)
			number of payments	31
			frequency of payments	quarterly

The significant unobservable input used in the fair value measurement of the Income Fund’s common stock and preferred securities is the EBITDA multiple. A significant increase in this input in isolation would result in a significantly higher fair valuation measurement; a significant decrease in this input in isolation would result in a significantly lower fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Income Fund’s corporate bonds are the discount for time since the last trade, and the discount rate, the number of payments, and the frequency of the payments inherent in the discounted cash flow models used. As the discount rate for time since last trade increases or decreases, the fair valuation measurement will move in a directionally-opposite direction. As it relates to those securities fair valued using cash flow models, a significant increase or decrease in the discount rate used will result in a directionally-opposite change in fair value measurement; a significant increase or decrease in the frequency of payments will result in a directionally-similar move in fair value measurement; whereas a significant increase or decrease in the number of payments would result in a directionally-opposite move in fair value measurement.

IMS Funds
Related Notes to the Schedule of Investments - continued
September 30, 2012
 (Unaudited)

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2012 was $(13,285) as shown below.

Total Change in Unrealized Appreciation (Depreciation)

Common Stocks	$-

Preferred Securities	-

Corporate Bonds	(13,285)

Total	$(13,285)

The Income Fund did not hold any derivative instruments during the period ended September 30, 2012. The Fund had no transfers between levels at any time during the reporting period. The Income Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Dividend Growth Fund’s investments as of September 30, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$8,240,969	$-	$-	$8,240,969

Money Market Securities	331,967	-	-	331,967

Total	$8,572,936	$-	$-	$8,572,936
*See the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Options Contracts	$(1,060)	$-	$-	$(1,060)

Total	$(1,060)	$-	$-	$(1,060)

The Dividend Growth Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended September 30, 2012, there were no transfers between levels.  The Dividend Growth Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

IMS Funds
Related Notes to the Schedule of Investments - continued
September 30, 2012
 (Unaudited)

Restricted Securities - Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by a pricing service or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor.  The Income Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933.  It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At September 30, 2012, the aggregate value of restricted securities amounted to $10,599,218 and value amounts to 30.48% of the net assets of the Income Fund.

			Shares or
	Acquisition		Principal	Amortized	Fair
	Date		Amount	Cost	Value
Bally Total Fitness Holding Corp., warrants, expires 9/01/2014	1/26/2007	(a)	1,106	$-	$-
Bally Total Fitness Holding Corp. - common stock	4/7/2006		459	-	-
Bridgemill Finance, LLC, 8.000%, 7/15/2017	7/12/2007		$1,200,000	1,200,000	768,000
Cash Store Financial Services, 11.500%, 01/31/2017	5/21/2012		$550,000	505,311	567,412
Ceagro Agricola Ltd., 10.750%, 5/16/2016	2/2/2011		$800,000	783,763	771,776
China Lumena New Materials Corp., 12.000%, 10/27/2014	4/12/2011	(b)	$850,000	866,264	765,000
Chukchansi Economic Development Authority, 9.750%, 05/30/2020	4/25/2011	(c)	$1,235,000	1,169,451	815,100
Credit Agricole SA, 8.375%, call date 10/13/2019	9/16/2010	(d)	$1,200,000	1,247,980	1,173,000
Eurofresh Holding Co., Inc., - preferred stock - Series A, 10.000%	7/20/2007	(e)	147	2,394,416	22,050
Eurofresh Holding Co., Inc. - common stock	7/20/2007	(e)	14,706	119,770	-
Grupo Posadas SAB de CV, 9.250%, 1/15/2015	5/17/2011	(f)	$740,000	733,139	754,800
International Lease Finance Corp., 7.125%, 09/01/2018	3/28/2012		$450,000	494,114	526,500
Molycorp, Inc., 10.000%, 6/1/2020	9/24/2012		$400,000	404,000	398,000
Newland International Properties Corp., 9.500%, 11/15/2014	6/3/2011		$700,000	655,956	371,000
NG Pipe Company LLC, 7.119%, 12/15/2017	6/4/2012		$350,000	338,271	373,625
O&G Leasing, LLC, 10.500%, 9/15/2013	4/4/2007	(g)	$1,530,000	1,512,436	1,116,900
Plaza Orlando Condo Association, Inc., 5.500%, 5/15/2031	8/30/2006		$252,000	252,000	136,080
Provincia de Buenos Aires, 9.625%, 4/18/2028	11/12/2010		$1,000,000	867,902	720,000
Thornton Drilling Co., 5.000%, 06/15/2018	12/7/2011		$773,141	836,918	633,975
UPM-KYMME Oyj Corp., 7.450%, 11/26/2027	3/24/2010		$700,000	588,556	686,000
				$14,970,247	$10,599,218

(a) Purchased on various dates beginning 1/26/2007.
(b) Purchased on various dates beginning 4/12/2011.
(c) Purchased on various dates beginning 4/25/2011.
(d) Purchased on various dates beginning 9/17/2010.
(e) Purchased on various dates beginning 7/20/2007.
(f) Purchased on various dates beginning 5/17/2011.
(g) Purchased on various dates beginning 4/04/2007.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of November 29, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
/s/ John C. Swhear
John C. Swhear, Interim President

Date: 11/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ John C. Swhear
John C. Swhear, Interim President

Date: 11/29/2012

By
/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date: 11/29/2012